Warrants activity (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares
Number of warrants
Balance - Beginning of year (in shares)	4,521,605	4,521,605	4,212,026
Issued (in shares)	11,792,602	11,792,602	3,762,796
Expired (in shares)	(186,746)	(186,746)	(3,388,026)
Exercised (in shares)	(3,675,283)	(3,675,283)	(65,191)
Balance - End of year (in shares)	12,452,178	12,452,178	4,521,605
Amount
Balance - Beginning of year | $	$ 4,460,728		$ 1,731,250
Issued | $	3,707,789		3,980,498
Expired | $	(75,886)		(1,234,749)
Exercised | $	(3,999,272)		(95,263)
Earned | $	83,421		78,992
Balance - End of year | $	$ 4,176,780		$ 4,460,728
Exercise price (in dollar per share) | (per share)	$ 4.69			$ 3.75
Warrants - exercise price of $3.25
Number of warrants
Issued (in shares)	128,203	128,203	18,796
Amount
Issued		$ 144,976	$ 21,452
Exercise price (in dollar per share) | $ / shares	$ 3.25		$ 3.25
Warrants - exercise price of $2.50
Number of warrants
Exercised (in shares)	256,409	256,409	37,591
Amount
Exercise price (in dollar per share) | $ / shares	$ 2.50		$ 2.50
Caro Development Agreement
Number of warrants
Earned (in shares)	20,856	20,856	19,748
Balance - End of year (in shares)	824,000	824,000
Amount
Earned | $	$ 83,421		$ 78,992
Exercise price (in dollar per share) | $ / shares	$ 4